Convertible notes payable, related parties (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment
Summary of carrying value of convertible notes payable related party
	December 31,	December 31,
Convertible Notes Payable, Related Parties	2021	2020
Convertible notes payable issued May 8, 2020 (8% interest)	$-	$261,111
Convertible notes payable issued September 2, 2020 (8% interest)	-	110,000
Total face value	-	371,111
Less: unamortized discount and debt issue costs	-	(95,127)
Carrying value	$-	$275,984

Summary of Face value of convertible notes payable related party
	KORR Value Notes	9 Madison Inc. Notes	Total
Original issue discount	$55,000	$10,000	$65,000
Beneficial conversion feature	-	66,000	66,000
Warrants (Equity)	96,879	61	96,940
Convertible promissory note, carrying value	398,121	33,939	432,060
Face value	$550,000	$110,000	$660,000